Borrowings and Debt Securities - Long-term Borrowings (Details) € in Millions, ₩ in Millions, ¥ in Millions, JD in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JOD (JD)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 JOD (JD)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 AUD ($)
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings	₩ 9,188,152	₩ 6,615,470
Less: Discount on long-term borrowings	(15,835)	(15,719)
Less: Current portion of long-term borrowings	(5,780,638)	(3,638,202)
Add: Current portion of discount on long-term borrowings	1,152	774
Long-term borrowings	3,392,831	2,962,323
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings	₩ 7,304,875	₩ 4,981,208
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Others	Others
Borrowings, interest rate	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Borrowings	₩ 1,758	₩ 2,133
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2024	2023
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2044	2044
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Facility	Facility
Borrowings	₩ 53,052	₩ 28,420
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	2.60%	2.50%	2.60%	2.60%	2.60%	2.60%	2.60%	2.50%	2.50%	2.50%	2.50%	2.50%
Borrowings, maturity	2025	2023
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	4.94%	4.60%	4.94%	4.94%	4.94%	4.94%	4.94%	4.60%	4.60%	4.60%	4.60%	4.60%
Borrowings, maturity	2042	2028
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Facility	Facility
Borrowings, interest rate basis	CB rate+0.90	CB rate+0.90
Borrowings, maturity	2029	2029
Borrowings	₩ 9,985	₩ 9,985
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank
Purpose of borrowings	Operating funds	Operating funds
Borrowings, interest rate basis	1yr KDB rate+0.91	1yr KDB rate +0.81~0.91
Borrowings, adjustment to interest rate basis	0.91%		0.91%	0.91%	0.91%	0.91%	0.91%
Borrowings, maturity	2024
Borrowings	₩ 40,000	₩ 54,300
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis		0.81%						0.81%	0.81%	0.81%	0.81%	0.81%
Borrowings, maturity		2023
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis		0.91%						0.91%	0.91%	0.91%	0.91%	0.91%
Borrowings, maturity		2024
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Hana Bank and others	Hana Bank and others
Purpose of borrowings	Commercial Paper	Commercial Paper
Borrowings, interest rate basis	3M CD+0.13~1.20	3M CD+0.13~1.20
Borrowings	₩ 5,350,000	₩ 3,250,000
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Borrowings, maturity	2024	2023
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Borrowings, maturity	2028	2027
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Hana Bank and others	Hana Bank and others
Purpose of borrowings	Facility	Facility
Borrowings, interest rate	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%
Borrowings, maturity	2028	2028
Borrowings	₩ 6,558	₩ 8,137
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Hana Bank and others	Hana Bank and others
Purpose of borrowings	Facility	Facility
Borrowings, interest rate basis	3yr KTB rate-2.50	3yr KTB rate-1.50
Borrowings, maturity	2028	2028
Borrowings	₩ 3,156	₩ 3,821
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea	Export-Import Bank of Korea
Purpose of borrowings	Project loans	Project loans
Borrowings, interest rate	1.00%	1.50%	1.00%	1.00%	1.00%	1.00%	1.00%	1.50%	1.50%	1.50%	1.50%	1.50%
Borrowings, maturity	2026	2026
Borrowings	₩ 7,365	₩ 10,312
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea	Export-Import Bank of Korea
Purpose of borrowings	Facility	Facility
Borrowings, interest rate	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%
Borrowings, maturity	2028	2028
Borrowings	₩ 80,000	₩ 58,100
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea	Export-Import Bank of Korea
Purpose of borrowings	Operating funds	Operating funds
Borrowings, interest rate		1.78%						1.78%	1.78%	1.78%	1.78%	1.78%
Borrowings, interest rate basis	3M Bank debenture rate +0.66
Borrowings, maturity	2026	2023
Borrowings	₩ 40,000	₩ 15,700
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Development of power resources	Development of power resources
Borrowings, interest rate basis	3yr KTB rate-2.25 2.25	3yr KTB rate-2.25 1.50~1.75
Borrowings, adjustment to interest rate basis	2.25%		2.25%	2.25%	2.25%	2.25%	2.25%
Borrowings	₩ 9,176	₩ 11,175
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis		1.50%						1.50%	1.50%	1.50%	1.50%	1.50%
Borrowings, maturity	2024	2023
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis		1.75%						1.75%	1.75%	1.75%	1.75%	1.75%
Borrowings, maturity	2028	2028
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Facility	Facility
Borrowings, interest rate basis	3yr KTB rate-1.50	3yr KTB rate-2.50
Borrowings, maturity	2024
Borrowings	₩ 163	₩ 393
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity		2023
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity		2024
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Project loans	Project loans
Borrowings, interest rate basis	0	0
Borrowings, maturity	2033
Borrowings	₩ 1,197	₩ 1,197
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity		2023
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity		2027
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others	Shinhan Bank and others
Purpose of borrowings	Facility	Facility
Borrowings, interest rate basis	CB rate+0.90~1.10	CB rate+0.90~1.10
Borrowings	₩ 16,825	₩ 19,195
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Borrowings, maturity	2028	2028
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Borrowings, maturity	2029	2029
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others	Shinhan Bank and others
Purpose of borrowings	Operating funds	Commercial Paper
Borrowings, interest rate basis	6M Bank debenture rate+0.93	3M CD+0.38
Borrowings, maturity	2025	2025
Borrowings	₩ 20,000	₩ 150,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others	Shinhan Bank and others
Purpose of borrowings	Commercial Paper	Others
Borrowings, interest rate		3.95%						3.95%	3.95%	3.95%	3.95%	3.95%
Borrowings, interest rate basis	3M CD+0.38
Borrowings, maturity	2025	2034
Borrowings	₩ 150,000	₩ 78,905
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others	Shinhan Bank and others
Purpose of borrowings	Others	Others
Borrowings, interest rate	3.95%		3.95%	3.95%	3.95%	3.95%	3.95%
Borrowings, interest rate basis		Standard overdraft rate+1.00
Borrowings, maturity	2034	2034
Borrowings	₩ 73,425	₩ 78,905
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others	Kookmin Bank
Purpose of borrowings	Others	Facility
Borrowings, interest rate basis	Standard overdraft rate+1.00	MOR+0.79 3M CD+1.79 5.04
Borrowings, maturity	2034
Borrowings	₩ 73,425	₩ 105,155
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity		2023
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity		2035
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Kookmin Bank	Kookmin Bank
Purpose of borrowings	Facility	Others
Borrowings, interest rate	5.04%	4.00%	5.04%	5.04%	5.04%	5.04%	5.04%	4.00%	4.00%	4.00%	4.00%	4.00%
Borrowings, interest rate basis	1yr Bank debenture rate +0.78 3M CD+1.79~2.10 5.04
Borrowings, maturity		2025
Borrowings	₩ 186,032	₩ 20,700
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.79%		1.79%	1.79%	1.79%	1.79%	1.79%
Borrowings, maturity	2025
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	2.10%		2.10%	2.10%	2.10%	2.10%	2.10%
Borrowings, maturity	2037
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Woori Bank	Woori Bank
Purpose of borrowings	Facility	Facility
Borrowings, interest rate basis	Standard overdraft rate+1.00 3M CD+1.90 5.04	3M Libor+1.90 5.04
Borrowings	₩ 101,172	₩ 48,823
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis		1.90%						1.90%	1.90%	1.90%	1.90%	1.90%
Borrowings, maturity	2034	2035
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis		5.04%						5.04%	5.04%	5.04%	5.04%	5.04%
Borrowings, maturity	2042	2042
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	IBK	Others
Purpose of borrowings	Facility	Facility
Borrowings	₩ 30,690	₩ 690,259
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	4.00%	3.50%	4.00%	4.00%	4.00%	4.00%	4.00%	3.50%	3.50%	3.50%	3.50%	3.50%
Borrowings, maturity	2042	2028
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	5.80%	6.80%	5.80%	5.80%	5.80%	5.80%	5.80%	6.80%	6.80%	6.80%	6.80%	6.80%
Borrowings, maturity	2044	2044
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Nonghyup Bank	Others
Purpose of borrowings	Facility	Facility
Borrowings, interest rate basis	3M CD+2.00~2.10	CB rate+1.10 1.75~4.56
Borrowings, adjustment to interest rate basis		1.10%						1.10%	1.10%	1.10%	1.10%	1.10%
Borrowings	₩ 22,517	₩ 103,131
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		1.75%						1.75%	1.75%	1.75%	1.75%	1.75%
Borrowings, adjustment to interest rate basis	2.00%		2.00%	2.00%	2.00%	2.00%	2.00%
Borrowings, maturity	2030	2024
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		4.56%						4.56%	4.56%	4.56%	4.56%	4.56%
Borrowings, adjustment to interest rate basis	2.10%		2.10%	2.10%	2.10%	2.10%	2.10%
Borrowings, maturity	2041	2036
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	Facility	PF Refinancing
Borrowings, interest rate basis		CB rate+1.25
Borrowings, maturity		2030
Borrowings	₩ 735,722	₩ 7,634
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	3.50%		3.50%	3.50%	3.50%	3.50%	3.50%
Borrowings, maturity	2028
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	6.80%		6.80%	6.80%	6.80%	6.80%	6.80%
Borrowings, maturity	2042
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	Facility	PF Refinancing
Borrowings, interest rate		4.10%						4.10%	4.10%	4.10%	4.10%	4.10%
Borrowings, interest rate basis	CB rate+1.10 3M CD+2.10 1.75~3.30
Borrowings, maturity		2030
Borrowings	₩ 51,509	₩ 21,206
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2024
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2041
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	PF Refinancing	Securitized debts (*)
Borrowings, interest rate basis	CB rate+1.25	3M CD+1.80
Borrowings, maturity	2030	2025
Borrowings	₩ 6,680	₩ 33,476
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	PF Refinancing	Others
Borrowings, interest rate	4.10%		4.10%	4.10%	4.10%	4.10%	4.10%
Borrowings, maturity	2030
Borrowings	₩ 18,556	₩ 120,217
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		4.40%						4.40%	4.40%	4.40%	4.40%	4.40%
Borrowings, maturity		2023
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		7.90%						7.90%	7.90%	7.90%	7.90%	7.90%
Borrowings, maturity		2039
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	Securitized debts (*)	Others
Borrowings, interest rate basis	3M CD+1.80
Borrowings, maturity	2025
Borrowings	₩ 52,060	₩ 49,929
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		1.80%						1.80%	1.80%	1.80%	1.80%	1.80%
Borrowings, maturity		2031
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		4.50%						4.50%	4.50%	4.50%	4.50%	4.50%
Borrowings, maturity		2034
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others
Purpose of borrowings	Others
Borrowings	₩ 113,973
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	4.40%		4.40%	4.40%	4.40%	4.40%	4.40%
Borrowings, maturity	2025
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	7.90%		7.90%	7.90%	7.90%	7.90%	7.90%
Borrowings, maturity	2039
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others
Purpose of borrowings	Others
Borrowings	₩ 49,879
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	1.80%		1.80%	1.80%	1.80%	1.80%	1.80%
Borrowings, maturity	2031
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	4.50%		4.50%	4.50%	4.50%	4.50%	4.50%
Borrowings, maturity	2034
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings	₩ 1,883,277	₩ 1,634,262
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Project loans	Project loans
Borrowings, interest rate basis	0	0
Borrowings, maturity	2026	2026
Borrowings	₩ 11,274	₩ 11,081	$ 8,744					$ 8,744
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bankof Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	Direct Loan and others	Direct Loan and others
Borrowings, interest rate basis	6M Synthetic Libor+1.80~3.20	6M Libor+3.20
Borrowings, maturity	2036	2036
Borrowings	₩ 101,020	₩ 98,969	$ 78,347					78,094
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.80%		1.80%	1.80%	1.80%	1.80%	1.80%
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	3.20%		3.20%	3.20%	3.20%	3.20%	3.20%
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bankof Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	Direct Loan and others	Direct Loan and others
Borrowings, interest rate basis	6M Synthetic Libor+2.25~3.70	3M Libor+2.25~3.70
Borrowings, maturity	2027	2027
Borrowings	₩ 113,390	₩ 162,692		JD 62,385					JD 91,051
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	2.25%		2.25%	2.25%	2.25%	2.25%	2.25%
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	3.70%		3.70%	3.70%	3.70%	3.70%	3.70%
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bankof Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	Facility	Facility
Borrowings, interest rate basis	6M Synthetic Libor+1.70~2.50 SOFR(1M)+1.83	6M Libor+1.70~2.50SOFR(1M) +1.83
Borrowings	₩ 155,909	₩ 167,496	$ 120,916					$ 132,168
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		1.70%						1.70%	1.70%	1.70%	1.70%	1.70%
Borrowings, adjustment to interest rate basis	1.70%		1.70%	1.70%	1.70%	1.70%	1.70%
Borrowings, maturity	2029	2029
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		2.50%						2.50%	2.50%	2.50%	2.50%	2.50%
Borrowings, adjustment to interest rate basis	2.50%		2.50%	2.50%	2.50%	2.50%	2.50%
Borrowings, maturity	2031	2032
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank and others	Kookmin Bank and others
Purpose of borrowings	EBL	EBL
Borrowings, interest rate basis	SOFR(1M)+0.86	SOFR(1M)+0.11~0.75
Borrowings, adjustment to interest rate basis	0.86%		0.86%	0.86%	0.86%	0.86%	0.86%
Borrowings, maturity	2025	2024
Borrowings	₩ 183,157	₩ 189,578	$ 142,049					$ 149,592
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis		0.11%						0.11%	0.11%	0.11%	0.11%	0.11%
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis		0.75%						0.75%	0.75%	0.75%	0.75%	0.75%
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	POSCO and others	Riyad Bank
Purpose of borrowings	Shareholder’s loan	EBL
Borrowings, interest rate basis		SOFR(3M)+1.20
Borrowings, maturity	2025	2025
Borrowings	₩ 13,887	₩ 63,201	$ 10,770					$ 49,870
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	5.60%		5.60%	5.60%	5.60%	5.60%	5.60%
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	8.00%		8.00%	8.00%	8.00%	8.00%	8.00%
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	POSCO and others	POSCO and others
Purpose of borrowings	Shareholder’s loan	Shareholder’s loan
Borrowings, interest rate	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Borrowings, maturity	2031	2025
Borrowings	₩ 9,850	₩ 12,680		JD 5,419				$ 10,005
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Samsung Life Insurance and others	POSCO and others
Purpose of borrowings	Syndicated Loan	Shareholder’s loan
Borrowings, interest rate		8.00%						8.00%	8.00%	8.00%	8.00%	8.00%
Borrowings, maturity	2032	2031
Borrowings	₩ 39,707	₩ 8,671			¥ 4,350,671				JD 4,853
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	3.10%		3.10%	3.10%	3.10%	3.10%	3.10%
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	8.00%		8.00%	8.00%	8.00%	8.00%	8.00%
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Woori Bank and others	Samsung Life Insurance and others
Purpose of borrowings	Syndicated Loan	Syndicated Loan
Borrowings, interest rate basis	JPY 6M Tibor+1.84
Borrowings, maturity	2032	2032
Borrowings	₩ 21,896	₩ 45,304			¥ 2,399,088					¥ 4,752,934
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		3.10%						3.10%	3.10%	3.10%	3.10%	3.10%
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		8.00%						8.00%	8.00%	8.00%	8.00%	8.00%
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Solar Construction Lending, LLC	Woori Bank and others
Purpose of borrowings	Facility	Syndicated Loan
Borrowings, interest rate	5.00%		5.00%	5.00%	5.00%	5.00%	5.00%
Borrowings, interest rate basis		JPY 6M Libor+1.84
Borrowings, maturity	2025	2032
Borrowings	₩ 38,545	₩ 24,910	$ 29,894							¥ 2,613,385
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	KiwoomSolar Power Professional Investor Private Placement Investment Trust V	Solar Construction Lendings, LLC
Purpose of borrowings	Senior borrowing	Facility
Borrowings, interest rate	3.90%	5.00%	3.90%	3.90%	3.90%	3.90%	3.90%	5.00%	5.00%	5.00%	5.00%	5.00%
Borrowings, maturity	2029	2025
Borrowings	₩ 57,745	₩ 39,464				€ 40,478		$ 31,140
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	IFC and others	KiwoomSolar Power Professional Investor Private Placement Investment Trust V
Purpose of borrowings	Facility	Senior borrowing
Borrowings, interest rate		3.90%						3.90%	3.90%	3.90%	3.90%	3.90%
Borrowings, interest rate basis	SOFR(3M)+1.99 SOFR(6M)+5.00 3M BSBY+1.70 6.05~6.62
Borrowings, maturity		2029
Borrowings	₩ 845,746	₩ 54,765	$ 655,922								€ 40,531
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2024
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2031
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Hanwha US Solar Private Fund and others	IFC and others
Purpose of borrowings	Facility	Facility
Borrowings, interest rate	6.00%		6.00%	6.00%	6.00%	6.00%	6.00%
Borrowings, interest rate basis		6M Libor+5.00 SOFR(3M)+1.83~1.99 5.41~6.19
Borrowings, maturity	2039
Borrowings	₩ 78,233	₩ 517,575	$ 60,674					$ 408,408
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		5.41%						5.41%	5.41%	5.41%	5.41%	5.41%
Borrowings, adjustment to interest rate basis		1.83%						1.83%	1.83%	1.83%	1.83%	1.83%
Borrowings, maturity		2028
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		6.19%						6.19%	6.19%	6.19%	6.19%	6.19%
Borrowings, adjustment to interest rate basis		1.99%						1.99%	1.99%	1.99%	1.99%	1.99%
Borrowings, maturity		2031
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	DBS Bank and others	Hanwha US Solar Private Fund and others
Purpose of borrowings	Facility	Facility
Borrowings, interest rate		3.00%						3.00%	3.00%	3.00%	3.00%	3.00%
Borrowings, interest rate basis	1M BBSY+1.40~2.25
Borrowings, maturity	2025	2038
Borrowings	₩ 162,891	₩ 73,894					$ 185,086	$ 58,308
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.40%		1.40%	1.40%	1.40%	1.40%	1.40%
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	2.25%		2.25%	2.25%	2.25%	2.25%	2.25%
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Nonghyup Bank and others	DBS Bank and others
Purpose of borrowings	Facility	Facility
Borrowings, interest rate	10.40%		10.40%	10.40%	10.40%	10.40%	10.40%
Borrowings, interest rate basis		1M BBSY+1.40~2.25
Borrowings, maturity	2039	2025
Borrowings	₩ 50,027	₩ 163,836	$ 38,799									$ 190,860
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis		1.40%						1.40%	1.40%	1.40%	1.40%	1.40%
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis		2.25%						2.25%	2.25%	2.25%	2.25%	2.25%
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Others
Purpose of borrowings		Others
Borrowings, interest rate basis		0
Borrowings, maturity		0
Borrowings		₩ 146						$ 116